Payden Mutual Funds

Payden Emerging Markets Bond Fund
Schedule of Investments
- July 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bond (98%)
Albania (EUR) (0%
)
520,000 Albania Government International Bond 144A,
3.50%, 11/23/31 EUR (a)(b) $ 594
2,790,000 Albania Government International Bond 144A,
4.75%, 2/14/35 EUR (a)(b) 3,220
3,814
Angola (USD) (2%
)
4,595,000 Angolan Government International Bond
144A, 8.75%, 4/14/32 (a) 4,704
5,850,000 Angolan Government International Bond
144A, 9.13%, 11/26/49 (a) 5,504
1,975,000 Angolan Government International Bond
144A, 9.24%, 1/15/31 (a) 2,071
4,670,000 Angolan Government International Bond
144A, 9.38%, 3/31/33 (a) 4,824
2,015,000 Angolan Government International Bond
144A, 9.88%, 3/31/37 (a) 2,094
19,197
Argentina (USD) (4%
)
11,462,400 Argentine Republic Government International
Bond , 0.75%, 7/09/30  10,035
1,031,397 Argentine Republic Government International
Bond , 1.00%, 7/09/29  926
9,357,500 Argentine Republic Government International
Bond , 3.50%, 7/09/41  6,939
26,610,476 Argentine Republic Government International
Bond , 4.13%, 7/09/35  21,102
1,580,090 Argentine Republic Government International
Bond , 5.00%, 1/09/38  1,306
40,308
Bahamas (USD) (0%
)
3,135,000 Bahamas Government International Bond
144A, 8.25%, 6/24/36 (a) 3,473
515,000 Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a) 497
3,970
Bahrain (USD) (1%
)
3,045,000 Bahrain Government International Bond 144A,
6.00%, 9/19/44 (a) 2,444
2,505,000 Bahrain Government International Bond 144A,
6.63%, 10/06/37 (a) 2,258
2,200,000 Bahrain Government International Bond 144A,
7.10%, 2/03/38 (a) 2,049
6,751
Benin (USD) (0%
)
1,395,000 Benin Government International Bond 144A,
7.96%, 2/13/38 (a) 1,447
Bermuda (USD) (0%
)
1,840,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A, 4.85%, 10/14/38 (a) 1,707
Bolivia (USD) (0%
)
1,890,000 Bolivian Government International Bond 144A,
9.45%, 5/14/31 (a) 1,921
Bosnia and Herzegovina (EUR) (1%
)
2,690,000 Republic of Srpska International Government
Bond 144A, 6.25%, 4/02/31 EUR (a)(b) 3,116
Principal
or Shares Security Description
Value
(000)
1,870,000 Republic of Srpska International Government
Bond 144A, 6.38%, 5/08/33 EUR (a)(b) $ 2,148
5,264
Brazil (BRL) (2%
)
69,000,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/31 BRL (b) 11,807
28,500,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/33 BRL (b) 4,618
16,425
Brazil (USD) (2%
)
3,980,000 Brazilian Government International Bond ,
6.00%, 10/20/33  3,956
8,255,000 Brazilian Government International Bond ,
6.13%, 3/15/34  8,189
6,080,000 Brazilian Government International Bond ,
6.25%, 5/22/36  5,895
2,750,000 Brazilian Government International Bond ,
8.25%, 1/20/34  3,073
21,113
Canada (USD) (1%
)
1,709,000 Aris Mining Corp. 144A, 8.00%, 10/31/29 (a) 1,776
1,775,000 First Quantum Minerals Ltd. 144A, 6.38%,
2/15/36 (a) 1,719
1,295,000 Parex Resources Inc. 144A, 8.50%, 5/11/31 (a) 1,320
4,815
Cayman Islands (USD) (2%
)
2,637,980 Bioceanico Sovereign Certificate Ltd. 144A,
2.80%, 6/05/34 (a)(c) 2,159
2,415,000 Energuate Trust 2 0 144A, 6.35%, 9/15/35 (a) 2,381
2,535,000 Gaci First Investment Co. , 5.38%, 10/13/22 (d) 2,003
1,610,000 Industrial Subordinated Trust 2 0 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 2.864%), 6.55%, 4/15/36 (a)(e) 1,618
2,452,000 Liberty Costa Rica Senior Secured Finance
144A, 10.88%, 1/15/31 (a) 2,564
3,470,000 Melco Resorts Finance Ltd. 144A, 7.63%,
4/17/32 (a) 3,543
2,560,000 Sable International Finance Ltd. 144A, 7.13%,
10/15/32 (a) 2,532
16,800
Chile (EUR) (0%
)
2,080,000 Chile Government International Bond , 4.75%,
8/03/46 EUR (b) 2,388
Chile (USD) (1%
)
7,179,933 Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a) 5,595
1,300,000 Banco de Credito e Inversiones SA 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.944%), 8.75% (a)(e)(f) 1,371
2,765,000 Chile Government International Bond , 3.10%,
5/07/41  2,025
800,000 Colbun SA 144A, 5.38%, 9/11/35 (a) 788
1,760,000 Corp. Nacional del Cobre de Chile 144A,
6.30%, 9/08/53 (a) 1,721
2,530,000 Corp. Nacional del Cobre de Chile 144A,
6.78%, 1/13/55 (a) 2,597
1,095,000 Sociedad De Transmision Austral SA 144A,
4.00%, 1/27/32 (a)(g) 1,014
15,111

Principal
or Shares Security Description
Value
(000)
Colombia (USD) (2%
)
10,435,000 Colombia Government International Bond ,
7.75%, 11/07/36 (g) $ 11,176
4,760,000 Ecopetrol SA , 8.38%, 1/19/36  5,033
16,209
Costa Rica (USD) (2%
)
7,215,000 Costa Rica Government International Bond
144A, 6.55%, 4/03/34 (a) 7,569
4,400,000 Costa Rica Government International Bond
144A, 7.16%, 3/12/45 (a) 4,682
2,775,000 Costa Rica Government International Bond
144A, 7.30%, 11/13/54 (a) 3,011
15,262
Dominican Republic (USD) (3%
)
1,900,000 Dominican Republic International Bond 144A,
4.50%, 1/30/30 (a) 1,820
4,780,000 Dominican Republic International Bond 144A,
4.88%, 9/23/32 (a) 4,477
3,555,000 Dominican Republic International Bond 144A,
5.88%, 10/28/35 (a) 3,426
2,780,000 Dominican Republic International Bond 144A,
6.00%, 2/22/33 (a) 2,755
1,580,000 Dominican Republic International Bond 144A,
6.60%, 6/01/36 (a) 1,610
9,760,000 Dominican Republic International Bond 144A,
6.95%, 3/15/37 (a) 10,028
4,540,000 Dominican Republic International Bond 144A,
7.45%, 4/30/44 (a) 4,767
28,883
Ecuador (USD) (3%
)
3,042,050 Ecuador Government International Bond 144A,
5.50%, 7/31/40 (a) 2,463
6,748,500 Ecuador Government International Bond 144A,
6.90%, 7/31/35 (a) 6,084
11,610,000 Ecuador Government International Bond 144A,
8.75%, 1/29/34 (a) 11,529
4,970,000 Ecuador Government International Bond 144A,
9.25%, 1/29/39 (a) 4,957
4,128,000 Ecuador Government International Bond 144A,
12.73%, 7/31/30 (a)(c) 3,510
28,543
Egypt (EUR) (1%
)
7,740,000 Egypt Government International Bond 144A,
6.38%, 4/11/31 EUR (a)(b) 8,972
Egypt (USD) (1%
)
3,265,000 Egypt Government International Bond 144A,
7.63%, 5/29/32 (a) 3,284
7,130,000 Egypt Government International Bond 144A,
7.90%, 2/21/48 (a) 6,312
2,645,000 Egypt Government International Bond 144A,
8.75%, 9/30/51 (a) 2,527
12,123
El Salvador (USD) (1%
)
2,425,000 El Salvador Government International Bond
144A, 0.00%, 7/15/52 (a) 2,725
2,720,000 El Salvador Government International Bond
144A, 4.00%, 4/17/30 (a) 112
1,165,000 El Salvador Government International Bond
144A, 7.63%, 2/01/41 (a) 1,175
Principal
or Shares Security Description
Value
(000)
1,445,000 El Salvador Government International Bond
144A, 9.25%, 4/17/30 (a) $ 1,551
2,615,000 El Salvador Government International Bond
144A, 9.65%, 11/21/54 (a) 2,968
8,531
Gabon (USD) (1%
)
8,318,000 Gabon Government International Bond 144A,
6.63%, 2/06/31 (a) 7,365
Ghana (USD) (1%
)
486,773 Ghana Government International Bond 144A,
4.96%, 1/03/30 (a)(c) 428
83,490 Ghana Government International Bond , 5.00%,
7/03/29 (d) 82
3,276,370 Ghana Government International Bond 144A,
5.00%, 7/03/29 (a) 3,214
160,080 Ghana Government International Bond , 5.00%,
7/03/35 (d) 147
7,002,542 Ghana Government International Bond 144A,
5.00%, 7/03/35 (a) 6,416
16,220 Ghana Government International Bond , 5.05%,
1/03/30 (c)(d) 14
10,301
Guatemala (USD) (1%
)
4,035,000 Guatemala Government Bond 144A, 5.38%,
4/24/32 (a)(g) 3,995
8,680,000 Guatemala Government Bond 144A, 6.60%,
6/13/36 (a) 9,027
13,022
Honduras (USD) (1%
)
3,785,000 Honduras Government International Bond
144A, 6.40%, 7/29/36 (a) 3,772
2,170,000 Honduras Government International Bond
144A, 8.63%, 11/27/34 (a) 2,480
6,252
Hungary (HUF) (3%
)
4,105,290,000 Hungary Government Bond Series 31/A,
3.25%, 10/22/31 HUF (b) 11,685
3,661,080,000 Hungary Government Bond Series 35/A,
7.00%, 10/24/35 HUF (b) 12,753
24,438
Hungary (USD) (3%
)
8,385,000 Hungary Government International Bond
144A, 2.13%, 9/22/31 (a) 7,207
5,150,000 Hungary Government International Bond
144A, 3.13%, 9/21/51 (a) 3,121
6,135,000 Hungary Government International Bond
144A, 5.25%, 6/16/29 (a) 6,177
8,030,000 Hungary Government International Bond
144A, 5.50%, 6/16/34 (a) 8,026
2,155,000 Hungary Government International Bond
144A, 6.00%, 9/26/35 (a) 2,198
2,170,000 Hungary Government International Bond
144A, 6.25%, 9/22/32 (a) 2,266
28,995
India (USD) (1%
)
1,910,000 Muthoot Finance Ltd. 144A, 6.38%,
3/02/30 (a) 1,897
1,675,000 Muthoot Finance Ltd. 144A, 7.13%,
2/14/28 (a)(g) 1,689

Payden Emerging Markets Bond Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
1,414,075 SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/
UBEPL 144A, 7.80%, 7/31/31 (a) $ 1,433
2,490,000 Shriram Finance Ltd. 144A, 6.15%, 4/03/28 (a) 2,520
1,655,000 Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a) 1,671
9,210
Indonesia (USD) (2%
)
3,030,000 Hutama Karya Persero PT 144A, 3.75%,
5/11/30 (a) 2,863
8,235,000 Indonesia Government International Bond ,
4.45%, 4/15/70  6,005
4,105,000 Indonesia Government International Bond
144A, 6.63%, 2/17/37 (a) 4,341
4,510,000 Perusahaan Penerbit SBSN Indonesia III 144A,
5.65%, 11/25/54 (a) 4,215
17,424
Ivory Coast (EUR) (0%
)
579,000 Ivory Coast Government International Bond
144A, 4.88%, 1/30/32 EUR (a)(b) 649
1,950,000 Ivory Coast Government International Bond
144A, 5.88%, 10/17/31 EUR (a)(b) 2,288
2,937
Ivory Coast (USD) (2%
)
3,535,000 Ivory Coast Government International Bond
144A, 6.13%, 6/15/33 (a)(g) 3,434
1,142,571 Ivory Coast Government International Bond
144A, 6.38%, 3/03/28 (a) 1,154
1,750,000 Ivory Coast Government International Bond
144A, 6.75%, 2/25/41 (a) 1,643
6,660,000 Ivory Coast Government International Bond
144A, 8.08%, 4/01/36 (a) 7,123
4,025,000 Ivory Coast Government International Bond
144A, 8.25%, 1/30/37 (a) 4,334
17,688
Jordan (USD) (0%
)
1,320,000 Jordan Government International Bond 144A,
7.75%, 1/15/28 (a) 1,357
Kazakhstan (KZT) (0%
)
1,002,000,000 Development Bank of Kazakhstan JSC 144A,
16.95%, 5/08/29 KZT (a)(b) 2,177
Kazakhstan (USD) (1%
)
3,080,000 Kazakhstan Government International Bond
144A, 4.71%, 4/09/35 (a) 2,941
3,640,000 Kazakhstan Government International Bond
144A, 5.00%, 7/01/32 (a) 3,593
3,470,000 Kazakhstan Government International Bond
144A, 5.50%, 7/01/37 (a) 3,452
9,986
Kenya (USD) (1%
)
2,755,000 Republic of Kenya Government International
Bond 144A, 7.88%, 10/09/33 (a) 2,704
1,130,000 Republic of Kenya Government International
Bond 144A, 7.88%, 2/26/34 (a) 1,093
965,000 Republic of Kenya Government International
Bond 144A, 8.70%, 2/26/39 (a) 930
1,660,000 Republic of Kenya Government International
Bond 144A, 8.80%, 10/09/38 (a) 1,620
2,260,000 Republic of Kenya Government International
Bond 144A, 9.75%, 2/16/31 (a) 2,408
8,755
Principal
or Shares Security Description
Value
(000)
Lebanon (USD) (1%
)
4,065,000 Lebanon Government International Bond Series
10Y, 6.00%, 1/27/23 (d)(h) $ 1,090
4,045,000 Lebanon Government International Bond ,
6.20%, 2/26/25 (d)(h) 1,084
3,365,000 Lebanon Government International Bond ,
6.60%, 11/27/26 (d)(h) 916
1,096,000 Lebanon Government International Bond ,
6.65%, 2/26/30 (d)(h) 302
2,290,000 Lebanon Government International Bond Series
15Y, 6.75%, 11/29/27 (d)(h) 629
1,210,000 Lebanon Government International Bond ,
6.85%, 5/25/29 (d)(h) 334
4,140,000 Lebanon Government International Bond Series
15YR, 7.00%, 3/23/32 (d)(h) 1,150
5,505
Luxembourg (USD) (1%
)
3,835,000 EIG Pearl Holdings Sarl 144A, 4.39%,
11/30/46 (a) 2,987
1,700,000 Greensaif Pipelines Bidco Sarl 144A, 5.85%,
2/23/36 (a) 1,690
445,000 Minerva Luxembourg SA 144A, 4.38%,
3/18/31 (a) 390
1,990,000 Saavi Energia Sarl 144A, 8.88%, 2/10/35 (a) 2,153
1,771,030 Tierra Mojada Luxembourg II Sarl 144A,
5.75%, 12/01/40 (a) 1,669
8,889
Malaysia (USD) (1%
)
3,390,000 Malaysia Sovereign Sukuk Bhd 144A, 4.95%,
7/30/36 (a) 3,382
1,805,000 Petronas Capital Ltd. 144A, 4.55%, 4/21/50 (a) 1,485
4,930,000 Petronas Capital Ltd. 144A, 5.34%, 4/03/35 (a) 4,933
9,800
Mexico (EUR) (0%
)
2,070,000 Mexico Government International Bond ,
4.88%, 5/16/36 EUR (b) 2,342
Mexico (MXN) (3%
)
26,900,000 Grupo Televisa SAB , 7.25%, 5/14/43 MXN (b) 995
81,730,000 Mexican Bonos Series M, 7.50%, 5/26/33
MXN (b) 4,388
41,170,000 Mexican Bonos Series M, 7.75%, 5/29/31
MXN (b) 2,311
317,930,000 Mexican Bonos Series M, 8.00%, 4/15/32
MXN (b) 17,695
75,790,000 Mexican Bonos Series M, 10.00%, 11/20/36
MXN (b) 4,617
30,006
Mexico (USD) (4%
)
2,785,000 BBVA Mexico SA Institucion De Banca
Multiple Grupo Financiero BBVA Mexico
144A, (5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 2.650%), 5.13%,
1/18/33 (a)(e) 2,712
1,315,000 Corp. Inmobiliaria Vesta SAB de CV 144A,
5.50%, 1/30/33 (a) 1,259
1,990,000 Mexico Government International Bond ,
4.88%, 5/19/33  1,863
2,030,000 Mexico Government International Bond ,
5.38%, 3/22/33  1,960

Principal
or Shares Security Description
Value
(000)
2,120,000 Mexico Government International Bond ,
5.85%, 7/02/32  $ 2,122
1,320,000 Mexico Government International Bond ,
6.00%, 5/07/36  1,285
4,920,000 Mexico Government International Bond ,
6.34%, 5/04/53  4,400
1,330,000 Mexico Government International Bond ,
6.88%, 5/13/37  1,361
5,015,000 Petroleos Mexicanos , 5.95%, 1/28/31  4,916
5,425,000 Petroleos Mexicanos , 6.63%, 6/15/35  5,149
5,611,000 Petroleos Mexicanos , 6.70%, 2/16/32  5,601
860,000 Petroleos Mexicanos , 6.95%, 1/28/60  694
8,745,000 Petroleos Mexicanos , 7.69%, 1/23/50  7,810
41,132
Montenegro (USD) (0%
)
1,705,000 Montenegro Government International Bond
144A, 7.25%, 3/12/31 (a) 1,792
Morocco (EUR) (1%
)
2,810,000 Morocco Government International Bond
144A, 4.75%, 5/26/34 EUR (a)(b) 3,238
5,980,000 Morocco Government International Bond
144A, 4.75%, 4/02/35 EUR (a)(b) 6,886
10,124
Morocco (USD) (0%
)
1,940,000 Morocco Government International Bond
144A, 6.50%, 9/08/33 (a) 2,031
965,000 OCP SA 144A, 6.10%, 4/30/30 (a) 976
1,700,000 OCP SA 144A, 6.70%, 3/01/36 (a) 1,728
4,735
Netherlands (USD) (1%
)
1,765,000 Embraer Netherlands Finance BV , 5.98%,
2/11/35  1,800
931,918 Yinson Bergenia Production BV 144A, 8.50%,
1/31/45 (a) 1,000
1,425,778 Yinson Boronia Production BV 144A, 8.95%,
7/31/42 (a) 1,573
4,373
Nigeria (USD) (3%
)
1,720,000 Dangote Fertiliser Ltd. 144A, 7.75%,
5/05/31 (a) 1,730
1,945,000 Nigeria Government International Bond 144A,
6.13%, 9/28/28 (a) 1,953
2,290,000 Nigeria Government International Bond 144A,
6.50%, 11/28/27 (a) 2,305
7,110,000 Nigeria Government International Bond 144A,
7.14%, 2/23/30 (a) 7,279
4,575,000 Nigeria Government International Bond 144A,
7.70%, 2/23/38 (a) 4,674
2,190,000 Nigeria Government International Bond 144A,
8.38%, 3/24/29 (a) 2,310
2,490,000 Nigeria Government International Bond 144A,
9.13%, 1/13/46 (a) 2,756
5,990,000 Nigeria Government International Bond 144A,
10.38%, 12/09/34 (a) 7,160
30,167
Oman (USD) (1%
)
2,265,000 Oman Government International Bond 144A,
6.25%, 1/25/31 (a) 2,354
2,610,000 Oman Government International Bond 144A,
6.50%, 3/08/47 (a) 2,659
Principal
or Shares Security Description
Value
(000)
1,870,000 Oman Government International Bond 144A,
7.38%, 10/28/32 (a) $ 2,076
7,089
Pakistan (USD) (1%
)
5,595,000 Pakistan Government International Bond
144A, 7.38%, 4/08/31 (a) 5,502
1,985,000 Pakistan Government International Bond
144A, 8.88%, 4/08/51 (a) 1,967
7,469
Panama (USD) (2%
)
1,715,000 Generadora de Gatun SA 144A, 6.87%,
9/30/44 (a)(g) 1,719
2,480,000 Panama Government International Bond ,
4.30%, 4/29/53  1,810
2,845,000 Panama Government International Bond ,
4.50%, 4/16/50  2,170
3,100,000 Panama Government International Bond ,
5.23%, 2/23/34  2,994
2,310,000 Panama Government International Bond ,
5.66%, 2/23/38  2,242
2,275,000 Panama Government International Bond ,
6.40%, 2/14/35  2,353
5,750,000 Panama Government International Bond ,
8.00%, 3/01/38  6,589
19,877
Paraguay (USD) (1%
)
2,255,000 Paraguay Government International Bond
144A, 5.60%, 3/13/48 (a) 2,047
5,745,000 Paraguay Government International Bond
144A, 6.10%, 8/11/44 (a) 5,653
750,000 Paraguay Government International Bond
144A, 6.65%, 3/04/55 (a) 769
8,469
Peru (PEN) (2%
)
51,451,000 Peru Government Bond 144A, 6.85%, 8/12/35
PEN (a)(b)(d) 15,913
19,995,000 Peruvian Government International Bond
144A, 6.90%, 8/12/37 PEN (a)(b) 6,029
21,942
Peru (USD) (2%
)
450,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.450%), 3.25%, 9/30/31 (a)(e) 446
3,270,000 Banco de Credito del Peru S.A. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.961%), 5.65%, 1/15/37 (a)(e) 3,222
2,163,000 Cia de Minas Buenaventura SAA 144A, 6.80%,
2/04/32 (a) 2,216
3,430,000 Kallpa Generacion SA 144A, 5.50%,
9/11/35 (a) 3,366
5,785,000 Peruvian Government International Bond ,
3.60%, 1/15/72  3,520
4,540,000 Peruvian Government International Bond ,
5.88%, 8/08/54  4,305
5,890,000 Peruvian Government International Bond ,
6.20%, 6/30/55  5,819
490,000 Pluspetrol Camisea SA/ Pluspetrol Lote 56 SA
144A, 6.24%, 7/03/36 (a) 504

Payden Emerging Markets Bond Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
1,635,000 Scotiabank Peru SAA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.309%), 6.10%, 10/01/35 (a)(e) $ 1,660
25,058
Philippines (USD) (1%
)
4,565,000 Philippine Government International Bond ,
3.70%, 3/01/41  3,561
2,045,000 Philippine Government International Bond ,
5.50%, 1/17/48  1,879
4,245,000 Philippine Government International Bond ,
5.90%, 2/04/50  4,096
9,536
Poland (USD) (1%
)
2,230,000 Republic of Poland Government International
Bond Series 10Y, 5.38%, 2/12/35  2,228
2,900,000 Republic of Poland Government International
Bond Series 30Y, 5.50%, 4/04/53  2,608
4,790,000 Republic of Poland Government International
Bond Series 30Y, 5.50%, 3/18/54  4,291
9,127
Qatar (USD) (0%
)
1,790,000 Qatar Government International Bond 144A,
4.82%, 3/14/49 (a) 1,554
3,050,000 Qatar Government International Bond 144A,
5.10%, 4/23/48 (a) 2,754
4,308
Romania (EUR) (1%
)
4,661,000 Romanian Government International Bond
144A, 2.75%, 4/14/41 EUR (a)(b) 3,537
2,726,000 Romanian Government International Bond
144A, 4.63%, 4/03/49 EUR (a)(b) 2,434
1,430,000 Romanian Government International Bond
144A, 5.63%, 2/22/36 EUR (a)(b) 1,643
4,290,000 Romanian Government International Bond
144A, 6.00%, 9/24/44 EUR (a)(b) 4,708
12,322
Romania (USD) (2%
)
3,000,000 Romanian Government International Bond
144A, 3.00%, 2/27/27 (a) 2,970
9,020,000 Romanian Government International Bond
144A, 5.75%, 3/24/35 (a) 8,628
2,760,000 Romanian Government International Bond
144A, 5.75%, 7/04/36 (a) 2,607
2,320,000 Romanian Government International Bond
144A, 6.13%, 1/22/44 (a) 2,162
2,550,000 Romanian Government International Bond
144A, 7.50%, 2/10/37 (a) 2,720
19,087
Saudi Arabia (USD) (2%
)
3,550,000 Saudi Government International Bond 144A,
3.25%, 11/17/51 (a) 2,185
7,025,000 Saudi Government International Bond 144A,
3.45%, 2/02/61 (a) 4,162
5,655,000 Saudi Government International Bond 144A,
3.75%, 1/21/55 (a) 3,710
2,935,000 Saudi Government International Bond 144A,
5.25%, 1/16/50 (a) 2,540
Principal
or Shares Security Description
Value
(000)
2,440,000 Saudi Government International Bond 144A,
5.50%, 10/25/32 (a) $ 2,478
15,075
South Africa (USD) (3%
)
3,520,000 Republic of South Africa Government
International Bond Series 12Y, 4.30%,
10/12/28  3,478
8,835,000 Republic of South Africa Government
International Bond Series 30Y, 5.65%, 9/27/47  7,214
4,780,000 Republic of South Africa Government
International Bond Series 30Y, 5.75%, 9/30/49  3,892
1,604,000 Republic of South Africa Government
International Bond Series 12Y, 5.88%, 6/22/30  1,632
1,905,000 Republic of South Africa Government
International Bond 144A, 7.10%, 11/19/36 (a) 1,999
2,970,000 Republic of South Africa Government
International Bond 144A, 7.25%, 12/11/55 (a) 2,842
3,690,000 Republic of South Africa Government
International Bond Series 30Y, 7.30%, 4/20/52  3,588
24,645
South Africa (ZAR) (2%
)
239,825,000 Republic of South Africa Government Bond
Series R213, 7.00%, 2/28/31 ZAR (b) 13,925
49,910,000 Republic of South Africa Government Bond
Series 2037, 8.50%, 1/31/37 ZAR (b) 2,943
76,195,000 Republic of South Africa Government Bond
Series 2033, 10.00%, 3/31/33 ZAR (b) 4,986
21,854
Spain (USD) (0%
)
989,326 AI Candelaria - spain - SA 144A, 7.50%,
12/15/28 (a) 1,012
2,390,000 EnfraGen Energia Sur SAU/ EnfraGen Chile
SpA / EnfraGen Spain SAU 144A, 8.50%,
6/30/32 (a) 2,480
3,492
Sri Lanka (USD) (3%
)
5,550,840 Sri Lanka Government International Bond
144A, 3.10%, 1/15/30 (a) 5,643
2,840,000 Sri Lanka Government International Bond
144A, 3.35%, 3/15/33 (a) 2,705
9,908,369 Sri Lanka Government International Bond
144A, 3.60%, 5/15/36 (a) 9,962
4,358,677 Sri Lanka Government International Bond
144A, 3.60%, 2/15/38 (a) 4,396
1,843,098 Sri Lanka Government International Bond
144A, 4.00%, 4/15/28 (a) 1,773
24,479
Supranational (ZAR) (0%
)
67,200,000 African Development Bank , 9.33%, 4/05/46
ZAR (b)(c) 762
Suriname (USD) (0%
)
1,775,000 Suriname Government International Bond
144A, 8.50%, 11/06/35 (a) 1,908
Trinidad and Tobago (USD) (0%
)
1,885,000 Trinidad & Tobago Government International
Bond 144A, 6.20%, 7/16/38 (a) 1,845
Turkey (EUR) (0%
)
2,075,000 Turkiye Government International Bond ,
5.15%, 3/10/34 EUR (b) 2,367

Principal
or Shares Security Description
Value
(000)
Turkey (TRY) (1%
)
193,565,000 Turkiye Government Bond Series 5Y, 17.30%,
7/19/28 TRY (b) $ 2,964
207,350,000 Turkiye Government Bond Series 5Y, 30.00%,
9/12/29 TRY (b) 3,815
122,165,000 Turkiye Government Bond Series 2Y, 36.78%,
10/13/27 TRY (b) 2,527
9,306
Turkey (USD) (3%
)
4,230,000 Hazine Mustesarligi Varlik Kiralama AS 144A,
8.51%, 1/14/29 (a) 4,458
5,305,000 Turkiye Government International Bond Series
10Y, 5.88%, 6/26/31  5,133
1,070,000 Turkiye Government International Bond Series
30Y, 6.00%, 1/14/41  918
7,710,000 Turkiye Government International Bond ,
6.80%, 11/04/36  7,424
2,910,000 Turkiye Government International Bond ,
6.88%, 1/14/38  2,783
1,000,000 Turkiye Government International Bond Series
7Y, 7.13%, 2/12/32  1,006
5,050,000 Turkiye Government International Bond ,
7.25%, 5/29/32  5,094
2,755,000 Turkiye Government International Bond ,
9.13%, 7/13/30  2,994
1,705,000 Yapi ve Kredi Bankasi AS 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.499%), 9.74% (a)(e)(f) 1,735
31,545
Ukraine (USD) (2%
)
9,846,300 Ukraine Government International Bond 144A,
4.00%, 2/01/32 (a) 8,184
109,127 Ukraine Government International Bond 144A,
4.50%, 2/01/29 (a) 93
588,922 Ukraine Government International Bond ,
4.50%, 2/01/29 (d) 503
3,947,407 Ukraine Government International Bond 144A,
4.50%, 2/01/34 (a) 2,762
505,614 Ukraine Government International Bond ,
4.50%, 2/01/34 (d) 354
7,116,258 Ukraine Government International Bond 144A,
4.50%, 2/01/35 (a) 4,916
577,845 Ukraine Government International Bond ,
4.50%, 2/01/35 (d) 399
2,892,488 Ukraine Government International Bond 144A,
4.50%, 2/01/36 (a) 1,976
72,231 Ukraine Government International Bond ,
4.50%, 2/01/36 (d) 49
759,110 Ukraine Government International Bond 144A,
16.60%, 2/01/34 (a)(c) 433
593,240 Ukraine Government International Bond 144A,
18.44%, 2/01/30 (a)(c) 436
78,912 Ukraine Government International Bond ,
18.44%, 2/01/30 (c)(d) 58
20,163
United Arab Emirates (USD) (1%
)
2,415,000 Abu Dhabi Developmental Holding Co. PJSC
144A, 5.25%, 10/02/54 (a) 2,095
1,902,636 Acwa Power Management And Investments
One Ltd. 144A, 5.95%, 12/15/39 (a) 1,864
Principal
or Shares Security Description
Value
(000)
1,580,000 MDGH GMTN RSC Ltd. 144A, 5.08%,
5/22/53 (a) $ 1,339
2,300,000 UAE International Government Bond 144A,
4.95%, 7/07/52 (a) 2,003
7,301
United Kingdom (EGP) (1%
)
358,000,000 Goldman Sachs International 144A, 23.65%,
11/05/26 EGP (a)(b)(c)(d) 6,631
United States (EGP) (0%
)
226,500,000 Citigroup Global Markets Holdings Inc. etmn
144A, 25.07%, 2/11/27 EGP (a)(b)(c) 3,932
United States (NGN) (2%
)
7,130,000,000 Citigroup Global Markets Holdings Inc. 144A,
19.11%, 9/24/26 NGN (a)(b)(c) 5,076
3,487,000,000 Citigroup Global Markets Holdings Inc. 144A,
20.12%, 9/24/26 NGN (a)(b)(c) 2,483
2,600,000,000 Citigroup Global Markets Holdings Inc. DmNt
144A, 22.48%, 9/24/26 NGN (a)(b)(c) 1,861
15,485,000,000 Citigroup Global Markets Holdings Inc. 144A,
22.51%, 9/10/26 NGN (a)(b)(c) 11,172
20,592
Uruguay (USD) (0%
)
2,210,000 Uruguay Government International Bond ,
5.44%, 2/14/37  2,202
Uzbekistan (USD) (1%
)
3,555,000 Navoi Mining & Metallurgical Co. 144A,
6.75%, 5/14/30 (a) 3,653
1,770,000 Navoi Mining & Metallurgical Co. 144A,
6.95%, 10/17/31 (a) 1,854
2,975,000 Navoiyuran State Enterprise 144A, 6.70%,
7/02/30 (a) 3,020
4,350,000 Republic of Uzbekistan International Bond
144A, 3.70%, 11/25/30 (a) 4,035
250,000 Republic of Uzbekistan International Bond
144A, 5.38%, 2/20/29 (a) 250
12,812
Uzbekistan (UZS) (0%
)
28,420,000,000 Republic of Uzbekistan International Bond
144A, 12.25%, 4/13/29 UZS (a)(b) 2,439
Venezuela (USD) (2%
)
3,630,000 Petroleos de Venezuela SA , 5.38%, 4/12/27 (d)
(h) 1,332
3,300,000 Petroleos de Venezuela SA , 6.00%, 5/16/24 (d)
(h) 1,245
3,220,000 Petroleos de Venezuela SA , 6.00%, 11/15/26 (d)
(h) 1,220
1,122,500 Petroleos de Venezuela SA , 8.50%, 10/27/20 (d)
(h) 1,201
2,890,000 Petroleos de Venezuela SA , 9.00%, 11/17/21 (d)
(h) 1,254
4,808,000 Petroleos de Venezuela SA 144A, 9.75%,
5/17/35 (a)(h) 2,189
4,210,000 Petroleos de Venezuela SA , 12.75%, 2/17/22 (d)
(h) 2,095
1,420,000 Venezuela Government International Bond ,
7.00%, 3/31/38 (d)(h) 623
4,560,000 Venezuela Government International Bond ,
7.65%, 4/21/25 (d)(h) 2,066
12,420,000 Venezuela Government International Bond ,
7.75%, 10/13/19 (d)(h) 5,747

Payden Emerging Markets Bond Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
4,360,000 Venezuela Government International Bond ,
8.25%, 10/13/24 (d)(h) $ 2,029
4,870,000 Venezuela Government International Bond ,
9.25%, 9/15/27 (h) 2,427
23,428
Virgin Islands (British) (USD) (0%
)
3,125,000 Central American Bottling Corp./CBC Bottling
Holdco SL/ Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 3,058
Zambia (USD) (0%
)
– Zambia Government International Bond 144A,
5.75%, 6/30/33 (a) –
Total Bond
(Cost - $954,388) 972,446
Investment Company (2%)
21,426,312 Payden Cash Reserves Money Market Fund *
(Cost - $21,426)
21,426
Total Investments (Cost - $975,814)  (100%)
993,872
Liabilities in excess of Other Assets ( 0% )
2,409
Net Assets (100%)
$ 996,281
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Yield to maturity at time of purchase.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026.
(f) Perpetual security with no stated maturity date.
(g) All or a portion of these securities are on loan. At July 31, 2026, the total market value of the Fund’s securities on loan is $6,756 and the total market value of the collateral held by the Fund is $7,000. Amounts in 000s.
(h) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
BRL 6,460
USD  1,231 BNP Paribas 09/28/2026 $ 26
CZK 101,440
USD  4,751 BNP Paribas 09/29/2026 81
PLN 17,015
USD  4,484 BNP Paribas 08/24/2026 70
RON 52,238
USD  11,440 Barclays Capital Group 09/14/2026 9
USD 338
TRY  17,109 Barclays Capital Group 10/16/2026 1
USD 4,802
PLN  17,460 BNP Paribas 08/24/2026 129
USD 24,362
ZAR  397,030 BNP Paribas 09/18/2026 423
USD 98,101
EUR  84,883 Hong Kong & Shanghai Bank 09/16/2026 35
USD 28,282
MXN  491,550 Hong Kong & Shanghai Bank 10/19/2026 90
USD 19,673
CNH  131,807 Hong Kong & Shanghai Bank 10/20/2026 40
USD 420
PEN  1,425 Morgan Stanley 08/17/2026 1
USD 5,129
CHF  4,125 Wells Fargo Securities LLC 08/27/2026 11
916
Liabilities:
TRY 15,098 USD  299 Barclays Capital Group 10/16/2026 (1)
USD 1,369 RON  6,320 Barclays Capital Group 09/14/2026 (16)
USD 4,698 THB  157,420 Barclays Capital Group 09/17/2026 (34)
USD 9,201 BRL  48,665 BNP Paribas 09/28/2026 (267)
USD 12,052 PEN  41,356 Hong Kong & Shanghai Bank 08/17/2026 (109)
USD 5,077 MXN  88,700 Hong Kong & Shanghai Bank 10/19/2026 (11)
(438)
Net Unrealized Appreciation (Depreciation)
$478

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 156 Sep-26 $ 16,897 $ (343) $ (343)
U.S. Treasury 2-Year Note Future 225 Sep-26 46,262 (146) (146)
U.S. Ultra Bond Future 72 Sep-26 7,898 (233) (233)
a a
(722)
Short Contracts:
U.S. 10-Year Ultra Future 285 Sep-26 (31,265) 378 378
a a
Total Futures
$(344)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
4-Year Interest Rate Swap, Receive Fixed 7.485% 28 days,
Pay Variable 6.500% (MXIBTIEF) 28 days 03/08/2030 MXN 308,600 $(50) $– $(50)
8-Year Interest Rate Swap, Pay Fixed 1.341% Annually,
Receive Variable 1.985% (ESTRON) Annually 10/17/2030 EUR 2,250 161 – 161
8-Year SOFR Swap, Receive Fixed 2.776% Annually, Pay
Variable 3.772% (SOFRRATE) Annually 10/17/2030 USD 2,534 (154) – (154)
9-Year Interest Rate Swap, Pay Fixed 2.079% Annually,
Receive Variable 1.981% (ESTRON) Annually 10/30/2031 EUR 5,215 209 – 209
9-Year SOFR Swap, Receive Fixed 2.921% Annually, Pay
Variable 3.745% (SOFRRATE) Annually 10/30/2031 USD 5,530 (361) – (361)
$(195) $– $(195)